Annual Report - Financial Statements

T. Rowe Price

Tax-Free
Income Fund

February 28, 2003



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Free Income shares

                    Year
                   Ended
                 2/28/03     2/28/02     2/28/01     2/29/00     2/28/99

NET ASSET VALUE

Beginning of
period         $    9.81   $    9.72   $    9.10   $    9.94   $    9.95

Investment activities

  Net investment
  income (loss)     0.47        0.48        0.49        0.49        0.50

  Net realized
  and unrealized
  gain (loss)       0.24        0.09        0.62       (0.83)       0.03

  Total from
  investment
  activities        0.71        0.57        1.11       (0.34)       0.53


Distributions

  Net investment
  income           (0.47)      (0.48)      (0.49)      (0.49)      (0.50)

  Net realized
  gain                --          --          --       (0.01)      (0.04)

  Total
  distributions    (0.47)      (0.48)      (0.49)      (0.50)      (0.54)


NET ASSET VALUE

End of
period         $   10.05   $    9.81   $    9.72   $    9.10   $    9.94
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total
return^             7.42%       5.99%      12.55%      (3.42%)      5.48%

Ratio of total
expenses to average
net assets          0.55%       0.54%       0.54%       0.55%       0.55%

Ratio of net
investment income
(loss) to average
net assets          4.78%       4.95%       5.25%       5.24%       5.06%

Portfolio
turnover
rate                24.4%       28.2%       28.6%       44.3%       34.1%

Net assets,
end of period
(in millions)  $   1,501   $   1,442   $   1,403   $   1,311   $   1,483

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Tax-Free Income-Advisor Class shares


                                                              9/30/02
                                                              Through
                                                              2/28/03

NET ASSET VALUE

Beginning of period                                        $    10.13

Investment activities
  Net investment income                                          0.18*
  Net realized and
  unrealized gain (loss)                                        (0.08)**

Total from investment activities                                 0.10


Distributions
  Net investment income                                         (0.18)

NET ASSET VALUE

End of period                                              $    10.05
                                                           ----------

Ratios/Supplemental Data

Total return^                                                    1.02%*

Ratio of  total
expenses to
average net assets                                               0.90%*!

Ratio of net investment
income (loss) to average
net assets                                                       4.48%*!

Portfolio turnover rate                                          24.4%

Net assets, end of period
(in thousands)                                             $      147

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 6/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
                                                               February 28, 2003


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                              In thousands


ALABAMA  0.7%

Alabama Water Pollution Control Auth.
  6.75%, 8/15/17 (AMBAC Insured)           $         2,685      $         3,027

Alexander Special Care Fac. Fin., Russell Hosp.
  6.00%, 12/1/22                                     1,825                1,715

Baldwin County Eastern Shore Hosp. Auth.
  Thomas Hosp.
    5.75%, 4/1/27                                    2,500                2,204
    6.75%, 4/1/21                                    1,450                1,463

Phoenix County IDB, PCR, MeadWestvaco
  6.10%, 5/15/30                                     2,500                2,421

Total Alabama (Cost  $10,796)                                            10,830


ALASKA  1.0%
  Alaska HFC
    5.30%, 12/1/17                                   2,760                2,900
    5.85%, 12/1/14 (MBIA Insured)                    1,705                1,787
    5.875%, 12/1/24 (MBIA Insured)                   5,510                5,701
    6.00%, 12/1/40                                   1,135                1,199

Valdez Marine, Phillips Petroleum,
  2.00%, 1/1/04                                      4,000                4,016

Total Alaska (Cost  $14,823)                                             15,603


ARIZONA  1.2%

Arizona School Fac. Board, 5.50%, 7/1/18             5,000                5,557

Salt River Agricultural Improvement & Power
  5.00%, 1/1/04                                      8,300                8,576
  5.00%, 1/1/08                                      2,250                2,515

Scottsdale IDA, Scottsdale Healthcare,
  5.80%, 12/1/31                                     2,000                2,051

Total Arizona (Cost  $18,008)                                            18,699


ARKANSAS  0.5%

Little Rock Health Fac. Board, Baptist Health
  6.85%, 11/1/08                                     2,495                2,944

North Little Rock,
  6.50%, 7/1/15 (MBIA Insured)                       4,000                4,938

Total Arkansas (Cost  $6,478)                                             7,882


CALIFORNIA  6.2%

California, GO, 5.00%,
  2/1/31 (MBIA Insured)                    $         5,000      $         5,031

California CDA, Sutter Health,
  5.625%, 8/15/42                                    3,850                3,936

California Dept. of Water Resources
    5.375%, 5/1/21                                   2,000                2,079
    5.75%, 5/1/17                                    3,000                3,282
  Central Valley, 5.00%, 12/1/13 (FGIC Insured)      8,000                8,866

Foothill / Eastern Transportation Corridor Agency
  Zero Coupon, 1/1/15
  (Escrowed to Maturity)                             5,000                3,011
  Zero Coupon, 1/1/17
  (Escrowed to Maturity)                            18,000                9,656
  Zero Coupon, 1/1/26
  (Escrowed to Maturity)                             5,000                1,565

Los Angeles City, GO
  6.00%, 9/1/14 (Prerefunded 9/1/04!)
  (MBIA Insured)                                     5,000                5,471

Los Angeles County, COP
  Marina del Rey
    6.25%, 7/1/03                                    1,010                1,023
    6.50%, 7/1/08                                    3,250                3,346

Los Angeles Harbor, 7.60%,
  10/1/18 (Escrowed to Maturity)                     3,440                4,424

Los Angeles Unified School Dist., GO
  5.00%, 7/1/21 (FSA Insured)                        7,500                7,851
  5.00%, 1/1/28 (MBIA Insured)                       5,000                5,089

North Orange County Community College Dist.
  5.00%, 2/1/27 (MBIA Insured)                       7,000                7,146

Orange County, 10.40%,
  7/1/19 (MBIA Insured)                              3,000                3,833

San Francisco Public Utility Comm.
  5.00%, 11/1/27 (FSA Insured)                       8,000                8,127

Southern California Public Power
  Auth., 6.75%, 7/1/11                               4,050                4,955

Union Elementary School Dist., GO
  Zero Coupon, 9/1/12 (FGIC Insured)                 2,945                2,021
  Zero Coupon, 9/1/13 (FGIC Insured)                 3,520                2,276

Total California (Cost  $83,247)                                         92,988


COLORADO  1.0%

Colorado HFA
  Adventist Health System,
  6.50%, 11/15/31                          $         2,500      $         2,708

  Catholic Health Initiatives,
  5.25%, 9/1/21                                      1,860                1,905

  Covenant Retirement Communities
  6.125%, 12/1/33                                    2,000                2,023

E-470 Public Highway Auth.
  Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                             5,500                1,107

Lower Colorado River Auth.,
  6.00%, 5/15/12 (FSA Insured)                       6,095                7,051

Total Colorado (Cost  $13,541)                                           14,794


CONNECTICUT  0.8%

Connecticut, 7.125%, 6/1/10                          7,350                9,082

Mohegan Tribe Indians, 6.00%, 1/1/16                 2,250                2,409

Total Connecticut (Cost  $9,570)                                         11,491


DELAWARE  0.5%

Delaware HFA
  Beebe Medical Center, 6.75%, 6/1/14                3,500                3,629
  Nanticoke Memorial Hosp., 5.625%, 5/1/32           3,250                3,293

Total Delaware (Cost  $6,604)                                             6,922


DISTRICT OF COLUMBIA  1.9%

District of Columbia, GO
  5.25%, 6/1/27 (MBIA Insured)                       9,975               10,266
  6.00%, 6/1/14 (MBIA Insured)                       4,400                5,237
  6.00%, 6/1/14 (Escrowed to Maturity)
  (MBIA Insured)                                     2,305                2,790
  6.00%, 6/1/15 (MBIA Insured)                       1,550                1,856
  6.00%, 6/1/17 (MBIA Insured)                       3,250                3,900

District of Columbia Tobacco Corp.,
  5.25%, 5/15/09                                     5,000                5,146

Total District of Columbia (Cost  $25,878)                               29,195


FLORIDA  2.2%

Dade County
  Zero Coupon, 2/1/09 (MBIA Insured)       $        12,185      $         9,699
  Zero Coupon, 2/1/13 (MBIA Insured)                 8,300                5,029

Florida Board of Ed., GO,
  5.00%, 6/1/05                                      1,425                1,543

Highlands County HFA,
  Adventist/Sunbelt Health Systems
    6.00%, 11/15/31                                  2,750                2,898

Hillsborough IDA, Tampa Electric,
  5.50%, 10/1/23                                     2,935                2,942

Jacksonville Electric Auth.,
  VRDN (Currently 1.20%)                             4,200                4,200

Orange County HFA, Westminster Community Care
  6.75%, 4/1/34                                      2,500                1,893

Port St. Lucie Utility
  Zero Coupon, 9/1/16
  (Prerefunded 9/1/06!) (FGIC Insured)               5,000                2,645
  Zero Coupon, 9/1/26
  (Prerefunded 9/1/06!) (FGIC Insured)               5,000                1,388

St. Lucie County PCR,
  VRDN (Currently 1.20%)                             1,500                1,500

Total Florida (Cost  $31,657)                                            33,737


GEORGIA  5.9%

Atlanta Water & Sewer, VRDN
  (Currently 1.05%) (FGIC Insured)                   1,000                1,000

Chatham County Hosp. Auth.
  Memorial Univ. Medical Center,
  6.125%, 1/1/24                                     4,000                4,245

Coweta County Residential Care Fac. for the Elderly
  Wesley Woods of Newnan-Peachtree City
    8.20%, 10/1/16                                   1,350                1,427
    8.25%, 10/1/26                                   1,800                1,905

DeKalb County Water & Sewage,
  5.125%, 10/1/31                                    3,000                3,075

Forsyth County School Dist., GO,
  5.75%, 2/1/18                                      2,800                3,161

Fulton-Dekalb Hosp. Auth.
  Grady Memorial Hosp.
    6.80%, 1/1/07 (Escrowed to Maturity)
    (AMBAC Insured)                                  5,530                6,507
    6.80%, 1/1/08 (Escrowed to Maturity)
    (AMBAC Insured)                                  5,905                7,080
    6.85%, 1/1/09 (Escrowed to Maturity)
    (AMBAC Insured)                        $         6,310      $         7,694
    6.85%, 1/1/10 (Escrowed to Maturity)
    (AMBAC Insured)                                  6,745                8,306

Georgia Private Colleges & Univ. Auth.
  Emory Univ., 5.50%, 11/1/24                        6,225                6,698

Gwinnett County School Dist., GO
  6.40%, 2/1/11                                      1,905                2,306
  6.40%, 2/1/12                                      1,255                1,532

Metropolitan Atlanta Rapid Transit Auth.
  6.90%, 7/1/16 (Prerefunded 7/1/04!)
  (MBIA Insured)                                     5,655                6,203

Municipal Electric Auth. of Georgia
  5.50%, 1/1/20                                      3,000                3,359
  5.70%, 1/1/19 (FGIC Insured)                       5,100                5,915
  6.40%, 1/1/07                                      6,655                7,719
  6.40%, 1/1/07 (Escrowed to Maturity)
  (AMBAC Insured)                                      845                  982
  7.25%, 1/1/24 (AMBAC Insured)                      6,500                8,803

Total Georgia (Cost  $75,702)                                            87,917


HAWAII  0.6%

Hawaii Airport System, 5.75%,
  7/1/21 (FGIC Insured)                              4,000                4,410

Hawaii Dept. of Budget & Fin.,
  Hawaii Pacific Health
    6.25%, 7/1/21                                    4,000                4,120

Total Hawaii (Cost  $7,811)                                               8,530


IDAHO  0.2%

Nez Perce County PCR, Potlatch,
  7.00%, 12/1/14                                     2,600                2,579

Total Idaho (Cost  $2,600)                                                2,579


ILLINOIS  4.3%

Chicago
  Water Revenue, 5.75%, 11/1/30 (AMBAC Insured)      1,400                1,631

Chicago, GO
  5.50%, 1/1/14 (FSA Insured)                        5,000                5,725
  5.50%, 1/1/18 (AMBAC Insured)                      3,880                4,442
  6.75%, 1/1/35 (Prerefunded 7/1/10!)
    (FGIC Insured)                         $         5,000      $         6,230

Chicago O'Hare Int'l. Airport,
  United Airlines, 6.30%, 5/1/16 *                   4,555                  467

Illinois, GO
  6.00%, 11/1/26 (FGIC Insured)                      2,000                2,401

Illinois, Sales Tax
  5.50%, 6/15/16                                     2,000                2,222
  6.125%, 6/15/16                                    2,000                2,331

Illinois EFA, Northwestern Univ.,
  5.25%, 11/1/14                                     4,000                4,511

Illinois HFA
  Central Dupage Health, VRDN (Currently 1.20%)      2,500                2,500
  Glen Oaks Medical Center, 7.00%, 11/15/19
    (Escrowed to Maturity)                           3,300                3,491

Metropolitan Pier & Expo Auth.
  Zero Coupon, 6/15/08 (FGIC Insured)                  130                  112
  Zero Coupon, 6/15/08
  (Escrowed to Maturity) (FGIC Insured)              4,940                4,264
  Zero Coupon, 6/15/18 (FGIC Insured)               14,160                6,808
  Zero Coupon, 12/15/24 (MBIA Insured)              10,000                3,157

Regional Transportation Auth.
  6.70%, 11/1/21 (FGIC Insured)                      5,000                6,439
  7.75%, 6/1/19 (FGIC Insured)                       5,350                7,402

Total Illinois (Cost  $60,085)                                           64,133


INDIANA  1.3%

Goshen, Greencroft Obligated Group,
  5.75%, 8/15/19                                     3,000                2,746

Indiana HFFA, Clarian Health Partners,
  5.50%, 2/15/16                                     6,705                7,052

Indiana State Office Building Commission, GO
  5.50%, 7/1/20 (AMBAC Insured)                      4,500                4,912

Indiana Transportation Fin. Auth.,
  5.375%, 12/1/25                                    4,000                4,190

Total Indiana (Cost  $17,540)                                            18,900


IOWA  0.7%

Iowa Fin. Auth.
  Single Family Mortgage, 5.70%, 1/1/27              4,495                4,682
  Wesley Retirement Services, 6.25%, 2/1/12          2,400                2,397

Scott County, Ridgecrest Village,
  7.25%, 11/15/26                          $         4,000      $         4,111

Total Iowa (Cost  $10,572)                                               11,190


KENTUCKY  0.4%

Kentucky Economic Dev. Fin. Auth., Norton Healthcare
  Zero Coupon, 10/1/13 (MBIA Insured)                5,230                3,367
  Zero Coupon, 10/1/14 (MBIA Insured)                3,955                2,410

Total Kentucky (Cost  $4,909)                                             5,777


LOUISIANA  0.8%

Calcasieu Parish PCR, Entergy
  Gulf States, 5.45%, 7/1/10                         1,750                1,727

Louisiana Offshore Terminal Auth.,
  IDRB, 7.60%, 9/1/10                                4,970                4,996

West Feliciana Parish, PCR,
  Entergy Gulf States, 5.65%, 9/1/04                 5,000                5,099

Total Louisiana (Cost  $14,214)                                          11,822


MAINE  0.2%

Maine Housing Auth., 6.10%,
  11/15/15 (AMBAC Insured)                           3,000                3,206

Total Maine (Cost  $3,000)                                                3,206


MARYLAND  2.4%

Baltimore City, Convention Center
  6.00%, 9/1/17 (Prerefunded 9/1/04!)
  (FGIC Insured)                                     1,750                1,878

Baltimore County Economic Dev.
  Garrison Forest School Project
    VRDN (Currently 1.15%)                           2,410                2,410

Maryland CDA
  Single Family
    5.95%, 4/1/16                                    5,000                5,316
    6.45%, 4/1/14                                    2,000                2,080

Maryland Economic Dev. Corp.
  Federation of American Societies
    VRDN (Currently 1.15%)                           3,500                3,500

Maryland HHEFA
  Charlestown Community, VRDN (Currently 1.05%)         30                   30
  Johns Hopkins Hosp., Zero Coupon, 7/1/19           7,675                3,457
  Johns Hopkins Univ., 5.00%, 7/1/32       $         3,000      $         3,054
  Univ. of Maryland Medical System
  VRDN (Currently 1.05%)                             2,000                2,000
  7.00%, 7/1/22 (FGIC Insured)                       1,500                1,940

Prince George's County, Dimensions Health,
  5.30%, 7/1/24                                      6,685                4,432

Univ. of Maryland, 5.75%,
  4/1/17 (Prerefunded 4/1/06!)                       5,000                5,679

Total Maryland (Cost  $34,191)                                           35,776


MASSACHUSETTS  5.4%

Massachusetts Bay Transportation Auth., GO
  7.00%, 3/1/14                                      3,150                3,993
  7.00%, 3/1/21                                      6,200                8,014

Massachusetts Dev. Fin. Agency, Boston Univ.
  5.375%, 5/15/39 (XLCA Insured)                     5,000                5,385

Massachusetts HEFA
  Harvard Univ.
    5.00%, 7/15/22                                   7,450                7,808
    5.125%, 7/15/37                                  5,000                5,150
    6.00%, 7/1/35 (Prerefunded 7/1/10!)              3,500                4,197
    6.25%, 4/1/20                                    5,000                6,199

  Massachusetts General Hosp.
    6.00%, 7/1/15 (AMBAC Insured)                    4,500                4,658

  Partners Healthcare System, 5.75%, 7/1/32          4,400                4,620

Massachusetts Housing Fin. Agency,
  6.30%, 12/1/14                                     3,295                3,483

Massachusetts Municipal Wholesale Electric
  5.25%, 7/1/04 (MBIA Insured)                       7,000                7,376

Massachusetts Port Auth., 5.75%, 7/1/29              5,000                5,327

Massachusetts Water Pollution Abatement Trust
  5.25%, 8/1/20                                      3,750                4,048
  5.75%, 8/1/29                                      5,000                5,547
  6.00%, 8/1/19                                      5,000                6,053

Total Massachusetts (Cost  $73,113)                                      81,858


MICHIGAN  1.4%

Detroit City School Dist., GO,
  6.00%, 5/1/29 (FSA Insured)                          350                  423

Michigan Building Auth., GO,
  5.50%, 10/15/19                                    5,000                5,508

Michigan Hosp. Fin. Auth.
  Ascension Health, 5.25%, 11/15/26        $         3,570      $         3,593
  Trinity Health, 6.00%, 12/1/20                     1,500                1,627

Michigan Public Power Agency, Belle River Project
  5.25%, 1/1/18 (MBIA Insured)                       2,750                3,079

Michigan Strategic Fund, IDRB,
  Detroit Edison, 5.45%, 9/1/29                      6,500                6,651

Total Michigan (Cost  $19,989)                                           20,881


MINNESOTA  1.8%

Duluth Economic Dev. Auth.
  St. Luke's Hospital of Duluth, 7.25%, 6/15/22      4,000               4,059

Minneapolis & St. Paul Metropolitan Airport
  5.25%, 1/1/32 (FGIC Insured)                      10,000               10,410

Univ. of Minnesota
  VRDN (Currently 1.05%)                               955                  955
  4.80%, 8/15/03                                    11,600               11,802

Total Minnesota (Cost  $26,519)                                          27,226


MISSISSIPPI  1.5%

Gulfport Hosp. Fac., Memorial Hosp. at Gulfport
  5.75%, 7/1/31                                      3,500                3,586

Mississippi, GO, 5.00%, 11/1/20                      5,000                5,213

Mississippi Business Fin., PCR, Entergy
  5.875%, 4/1/22                                     5,000                4,827
  5.90%, 5/1/22                                      7,000                6,777

Warren County, PCR, Entergy,
  7.00%, 4/1/22                                      1,500                1,537

Total Mississippi (Cost  $21,123)                                        21,940


MISSOURI  0.5%

Good Shepherd Nursing Home Dist.,
  5.90%, 8/15/23                                     2,000                1,793

Missouri Environmental Improvment &
  Energy Resources Auth.
    5.375%, 7/1/18                                   2,595                2,969

Missouri HEFA, Washington Univ.,
  5.125%, 6/15/41                                    2,000                2,029

St. Louis Airport, 6.00%,
  1/1/05 (Prerefunded 7/1/03!)                       1,300                1,334

Total Missouri (Cost  $8,011)                                             8,125


NEBRASKA  0.5%

Lincoln Electric Systems, 5.00%, 9/1/23    $         4,060      $         4,184

Omaha Public Power Dist.
  6.20%, 2/1/17 (Escrowed to Maturity)               3,000                3,651

Total Nebraska (Cost  $7,195)                                             7,835


NEVADA  1.5%

Clark County Airport, McCarran Int'l. Airport
  4.75%, 7/1/22 (MBIA Insured)                       6,625                6,653

Clark County School Dist., GO
  5.25%, 6/15/12 (FGIC Insured)                      5,000                5,664
  7.00%, 6/1/11 (MBIA Insured)                       3,500                4,393

Nevada, GO, 7.25%,
  11/1/10 (Escrowed to Maturity)                     3,050                3,126

Truckee Meadows Water Auth.,
  5.50%, 7/1/19 (FSA Insured)                        2,500                2,730

Total Nevada (Cost  $20,310)                                             22,566


NEW HAMPSHIRE  2.3%

New Hampshire Business Fin. Auth., PCR
  Public Service Co. of New Hampshire
    5.45%, 5/1/21 (MBIA Insured)                    14,500               15,705

New Hampshire HHEFA
  Covenant Health System, 6.00%, 7/1/22              3,400                3,523
  Dartmouth-Hitchcock, 5.50%, 8/1/27
    (FSA Insured)                                    7,930                8,494
  Wentworth-Douglass Hosp., 5.375%, 1/1/15
    (MBIA Insured)                                   5,600                6,174

Total New Hampshire (Cost  $31,982)                                      33,896


NEW JERSEY  1.4%

Jersey City, GO
  5.00%, 3/1/11 (AMBAC Insured)                      4,740                5,276
  5.00%, 3/1/12 (AMBAC Insured)                      1,150                1,281

New Jersey Economic Dev. Auth.,
  Harrogate, 5.875%, 12/1/26                         3,500                3,361

New Jersey Sports & Exhibition Auth., Monmouth Park
  8.00%, 1/1/25 (Prerefunded 1/1/05!)                4,500                5,141

New Jersey State Turnpike Auth.
  6.50%, 1/1/16 (MBIA Insured)             $         2,000      $         2,461

Tobacco Settlement Fin. Corp.,
  5.75%, 6/1/32                                      4,500                4,208

Total New Jersey (Cost  $20,208)                                         21,728


NEW YORK  15.6%

Dormitory Auth. of the State of New York
  5.25%, 5/15/15 (AMBAC Insured)                     3,600                4,095
  5.25%, 5/15/19                                     3,325                3,670
  5.25%, 5/15/12                                     7,500                8,220
  5.75%, 7/1/13                                     10,000               11,518
  5.75%, 7/1/18 (AMBAC Insured)                      5,000                5,945
  5.75%, 5/15/19 (Prerefunded 5/15/10!)
    (FGIC Insured)                                   4,945                5,877
  6.00%, 7/1/14                                     10,000               11,672

Metropolitan Transportation Auth.
  5.125%, 11/15/31                                   7,000                7,082
  5.25%, 11/15/31                                    2,945                3,024
  5.75%, 7/1/21 (Prerefunded 1/1/08!)
    (MBIA Insured)                                  12,750               14,938

Nassau County, GO, 7.00%, 3/1/03 **                  7,000                7,003

New York City, GO
  6.00%, 12/1/18 (Escrowed to Maturity)              5,000                5,056
  6.00%, 2/15/25 (Prerefunded 2/15/05!)              1,990                2,197
  6.00%, 10/15/26                                    1,950                2,062
  6.00%, 5/15/30                                     2,880                3,112
  6.25%, 8/1/09                                      5,050                5,705
  6.375%, 8/1/04                                       995                1,011

New York City Municipal Water Fin. Auth.
  5.00%, 6/15/32                                    10,000               10,094
  5.50%, 6/15/33                                     9,000                9,624
  6.00%, 6/15/33 (Prerefunded 6/15/10!)              2,220                2,678


New York City Transitional Fin. Auth.
  5.25%, 2/1/29                                     14,140               15,410
  5.75%, 11/15/20                                    4,990                5,621
  5.75%, 11/15/20 (Prerefunded 5/15/10!)               510                  606
  6.00%, 8/15/17 (Prerefunded 8/15/09!)              4,000                4,825

New York State Environmental Fac. Corp., PCR
  6.90%, 11/15/15                          $           215      $           238
  6.90%, 11/15/15
  (Prerefunded 11/15/04!)                            5,150                5,758

New York State Local Govt. Assistance
  VRDN (Currently 1.10%)
  (FSA Insured)                                      3,500                3,500

New York State Medical Care Fac.
  6.50%, 8/15/24 (Prerefunded 8/15/04!)              5,895                6,473
  6.50%, 8/15/29 (Prerefunded 2/15/05!)
  (AMBAC Insured)                                    4,625                5,196

New York State Mortgage Agency,
  5.70%, 4/1/16                                      4,090                4,440

New York State Thruway Auth.
  5.00%, 4/1/19 (AMBAC Insured)                      5,000                5,253
  5.50%, 3/15/20                                     3,000                3,277

New York State Urban Dev. Corp.
  5.50%, 1/1/11                                      4,900                5,422
  5.50%, 7/1/26                                     10,000               10,799

Triborough Bridge & Tunnel Auth.
  5.25%, 1/1/28                                     10,000               11,080
  5.50%, 1/1/17 (Escrowed to Maturity)              18,275               21,229

Total New York (Cost  $207,028)                                         233,710


NORTH CAROLINA  2.2%

Cumberland County, Civic Center, COP
  6.40%, 12/1/24 (Prerefunded 12/1/04!)
  (AMBAC Insured)                                    2,750                3,054

North Carolina, GO,
  VRDN (Currently 1.13%)                               960                  960

North Carolina Eastern Municipal Power Agency
  5.30%, 1/1/15                                      1,000                1,027
  5.375%, 1/1/16                                     2,000                2,052
  5.875%, 1/1/13                                     2,250                2,301
  6.70%, 1/1/19                                      3,965                4,384
  7.50%, 1/1/10                                      4,330                5,196
  7.50%, 1/1/10 (Escrowed to Maturity)               4,650                5,928

North Carolina Medical Care Commission
  FirstHealth of the Carolinas
    VRDN (Currently 1.05%)                           5,000                5,000

North Carolina Municipal
  Power Agency, 5.50%, 1/1/13              $         2,250      $         2,457

Univ. of North Carolina Board of Governors
  UNC Hosp. at Chapel Hill
    VRDN (Currently 1.15%)                           1,200                1,200

Total North Carolina (Cost  $30,364)                                     33,559


NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electric Power Cooperative
  6.05%, 1/1/19 (AMBAC Insured)                      4,500                4,906

Total North Dakota (Cost  $4,533)                                         4,906


OHIO  1.7%

Montgomery County, Catholic Health Initiatives
  6.00%, 12/1/19                                     6,500                7,149

Ohio Air Quality Dev. Auth., PCR, FirstEnergy
  5.80%, 12/1/04                                    12,950               13,250

Ohio Water Dev. Auth., PCR, FirstEnergy
  7.70%, 8/1/25                                      3,950                4,268

Steubenville Hosp. Fac.,
  Trinity Health, 6.375%, 10/1/20                    1,500                1,607

Total Ohio (Cost  $24,912)                                               26,274


OKLAHOMA  0.5%

Jackson County Memorial Hosp. Auth.
  Jackson County Memorial Hosp.
    7.30%, 8/1/15                                    2,000                1,903

Tulsa County Home Fin. Auth.
  6.90%, 8/1/10 (Escrowed to Maturity)
  (FGIC Insured)                                     4,250                5,278

Total Oklahoma (Cost  $6,033)                                             7,181


OREGON  0.8%

  Oregon, GO, TAN, 3.25%, 5/1/03                     4,250                4,267

Oregon Housing & Community Services Dept.
  6.00%, 7/1/20                                      4,990                5,371

Umatilla County Hosp. Fac. Auth.
  Catholic Health Initiatives, 5.50%, 3/1/22         2,210                2,299

Total Oregon (Cost  $11,440)                                             11,937


PENNSYLVANIA  2.8%

Allegheny County Hosp. Dev. Auth.
  West Penn Allegheny Health System
    9.25%, 11/15/22                        $         3,000      $         3,393
    9.25%, 11/15/30                                  1,200                1,350

Beaver County IDA, PCR, FirstEnergy,
  7.75%, 7/15/25                                     3,900                4,223

Chester County HEFA, Jefferson Health System
  5.375%, 5/15/27                                   12,000               12,095

Cumberland County Municipal Auth.
  Wesley Affiliated Services, 7.125%, 1/1/25         3,000                2,952

Pennsylvania Convention Center Auth.
  6.70%, 9/1/14 (FSA Insured)                        5,000                5,504

Pennsylvania Intergov't. Cooperative Auth.
  6.75%, 6/15/21 (Prerefunded 6/15/05!)
  (FGIC Insured)                                     4,750                5,339

Pennsylvania Turnpike Commission
  5.50%, 7/15/33 (AMBAC Insured)                     3,500                3,753

West Shore Area Auth., Holy Spirit Hosp.,
  6.20%, 1/1/26                                      3,250                3,314

Total Pennsylvania (Cost  $38,733)                                       41,923


RHODE ISLAND  0.3%

Tobacco Settlement Fin. Corp.,
  6.125%, 6/1/32                                     5,000                4,706

Total Rhode Island (Cost  $4,819)                                         4,706


SOUTH CAROLINA  2.8%

Connector 2000 Assoc.
  Zero Coupon, 1/1/09                                2,700                1,255
  Zero Coupon, 1/1/10                                3,400                1,521
  Zero Coupon, 1/1/11                                2,200                  787
  Zero Coupon, 1/1/29                               20,500                1,125

Georgetown County PCR, Int'l. Paper,
  5.70%, 4/1/14                                      4,000                4,219

Piedmont Municipal Power Agency
  6.50%, 1/1/14                                      3,000                3,660
  6.50%, 1/1/14 (Escrowed to Maturity)
  (FGIC Insured)                                       500                  625

South Carolina Public Service Auth.
  5.875%, 1/1/23 (FGIC Insured)                      8,030                8,968
  6.25%, 1/1/22 (AMBAC Insured)            $        17,750      $        20,084

Total South Carolina (Cost  $41,900)                                     42,244


TENNESSEE  1.8%

Chattanooga Health Ed. & Housing Fac. Board
  6.625%, 9/1/07 (Escrowed to Maturity)
  (MBIA Insured)                                     2,950                3,530
  6.625%, 9/1/08 (Escrowed to Maturity)
  (MBIA Insured)                                     3,150                3,820

Metropolitan Nashville & Davidson Counties Water & Sewer
  7.70%, 1/1/12 (FGIC Insured)                       6,250                8,034

Sevier County Public Building Auth., GO
  VRDN (Currently 1.20%)                             1,300                1,300

Shelby County Health Ed. & Housing Board
  Le Bonhuer Children's Medical Center
    5.50%, 8/15/12 (Escrowed to Maturity)
    (MBIA Insured)                                   4,000                4,543

Tennessee HDA, Zero Coupon, 7/1/16                  12,000                5,994

Total Tennessee (Cost  $23,942)                                          27,221


TEXAS  8.4%

Amarillo Health Fac. Dev. Corp.
  Sears Panhandle Retirement
    7.75%, 8/15/26 (Prerefunded 8/15/06!)            5,000                6,115

Austin Water & Wastewater,
  5.125%, 5/15/27 (FSA Insured)                     10,955               11,184

Denison Hosp. Auth., Texoma Medical Center,
  7.00%, 8/15/14                                     4,245                4,277

Harris County, GO, Zero Coupon,
  8/15/04 (MBIA Insured)                             6,000                5,886

Harris County Health Fac. Dev.
  Memorial Hosp.
    6.375%, 6/1/29                                   4,000                4,284
    7.125%, 6/1/15 (Prerefunded 6/1/02!)             1,110                1,193

  Methodist Healthcare System
    VRDN (Currently 1.20%)                           6,000                6,000

  St. Luke's Episcopal Hosp.
    VRDN (Currently 1.20%)                           7,415                7,415
    5.375%, 2/15/26                                  5,500                5,577

  Texas Childrens Hosp.
    VRDN (Currently 1.20%)
    (MBIA Insured)                         $         3,700      $         3,700
    5.25%, 10/1/19                                   5,000                5,153

Harris County Hosp. Dist.
  7.40%, 2/15/10 (Escrowed to Maturity)
  (AMBAC Insured)                                      625                  725

Houston
  6.40%, 6/1/27                                      4,250                4,686
  GO, 5.50%, 3/1/18 (FSA Insured)                    2,750                3,012

Houston Airport Systems
  5.50%, 7/1/18 (FSA Insured)                        2,265                2,494
  5.50%, 7/1/19 (FSA Insured)                        2,000                2,188

Houston Higher Ed. Fin. Corp., Rice Univ.
  5.375%, 11/15/29                                  11,450               11,922

Houston Independent School Dist., GO
  5.00%, 7/15/20 (FSA Insured)                       3,000                3,125

Houston Water & Sewer System
  5.75%, 12/1/18 (AMBAC Insured)                     3,000                3,423

Sabine River Auth., TXU Energy
    4.00%, 11/1/03                                   3,500                3,465
    5.50%, 11/1/11                                   1,580                1,523
  PCR, Intl. Paper, 6.20%, 2/1/25                    2,500                2,586

Texas A&M Univ.
  5.375%, 5/15/16                                    4,750                5,203
  5.375%, 5/15/18                                    2,570                2,783

Texas Dept. of Housing & Community Affairs
  6.40%, 1/1/27                                      3,500                3,641

Univ. of Texas, 5.25%, 8/15/17                       2,925                3,293

Waxahachie Independent School Dist.,
  GO, 5.25%, 8/15/30                                10,000               10,352

Total Texas (Cost  $115,482)                                            125,205


UTAH  0.3%

Salt Lake County Hosp., IHC Health Services
  5.125%, 2/15/33 (AMBAC Insured)                    5,000                5,052

Total Utah (Cost  $4,797)                                                 5,052


VERMONT  0.5%

Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
    6.15%, 9/1/13 (FGIC Insured)           $         4,650      $         4,855
    6.25%, 9/1/23 (FGIC Insured)                     2,000                2,083

Total Vermont (Cost  $6,650)                                              6,938


VIRGINIA  3.8%

Chesapeake IDA, PCR, Virginia Electric & Power
  5.25%, 2/1/08                                      3,000                3,124

Fairfax County IDA
  Inova Health Systems
    VRDN (Currently 1.04%)                           3,000                3,000
    6.00%, 8/15/26                                   1,775                1,951


Fairfax County Water Auth.
  6.00%, 4/1/22                                      3,835                4,432
  6.00%, 4/1/22 (Prerefunded 4/1/07!)                3,815                4,482

Fredericksburg IDA, Medicorp Health System
  5.25%, 6/15/27                                     2,750                2,750

Greater Richmond Convention Center
  6.125%, 6/15/29                                    8,550                9,473

Harrisonburg Redev. & Housing Auth.
  VRDN (Currently 1.10%)                             2,450                2,450

Henrico County Economic Dev. Auth.
  Bon Secours Health System
    5.75%, 11/15/04 (Prerefunded 11/15/04!)         10,000               10,772

Loudoun County IDA, Howard Hughes Medical Institute
  VRDN (Currently 1.05%)                             4,230                4,230

Roanoke IDA, Carilion Health Systems
  VRDN (Currently 1.20%)                             1,000                1,000

Virginia Public Building Auth.,
  VRDN (Currently 1.16%)                             2,575                2,575

Virginia Resources Auth.
  Goochland County Water & Sewer
    Zero Coupon, 11/1/18                             2,080                  973
    Zero Coupon, 11/1/21                             1,865                  723

Virginia Transportation Board,
  5.25%, 5/15/20                                     4,620                4,927

Total Virginia (Cost  $52,974)                                           56,862


WASHINGTON  5.8%

Chelan County Public Utility Dist.
  Zero Coupon, 6/1/18 (MBIA Insured)       $        10,100      $         4,787

King County Public Hosp., Valley Medical Center
  5.75%, 9/1/20 (AMBAC Insured)                      9,950               11,406

King County Sewer, 5.00%,
  1/1/35 (FSA Insured)                              10,000               10,095

Port of Seattle, 5.50%,
  2/1/26 (MBIA Insured)                              5,000                5,280

Snohomish County Housing Auth., Millwood Estates
  5.50%, 6/1/29                                      3,750                3,799

Tacoma Electric System
  6.25%, 1/1/15 (Prerefunded 1/1/04!)
  (FGIC Insured)                                     7,550                8,028

Tacoma Solid Waste Utility
  5.50%, 12/1/17                                    12,080               13,452
  5.50%, 12/1/17 (Prerefunded 12/1/07!)
  (AMBAC Insured)                                    2,420                2,815

Washington, GO
  5.70%, 10/1/15                                    14,000               16,100
  6.625%, 1/1/25                                     6,100                7,350

Washington Public Power Supply System
  5.25%, 7/1/16 (FSA Insured)                        3,000                3,306

Total Washington (Cost  $77,292)                                         86,418


WEST VIRGINIA  1.6%

West Virginia Parkways Auth.
 Residual Interest Bond / Inverse Floater
    (Currently 10.25%), 5/16/19
    (FGIC Insured)                                   2,335                2,476
    (Currently 10.25%), 5/16/19
    (Prerefunded 5/15/03!) (FGIC Insured)            1,265                1,340

West Virginia Building Commission
    5.375%, 7/1/21 (AMBAC Insured)                   5,500                6,103
  GO, 5.375%, 7/1/18 (AMBAC Insured)                 2,915                3,289

West Virginia Hosp. Fin. Auth.
  Charleston Area Medical Center
    5.75%, 9/1/13 (MBIA Insured)                     4,200                4,694
    6.75%, 9/1/22 (Prerefunded 9/1/10!)              5,000                6,232

Total West Virginia (Cost  $21,388)                                       24,134


WISCONSIN  1.4%

Badger Tobacco Asset Securitization,
  6.125%, 6/1/27                           $         7,750      $         7,572

Wisconsin HEFA
  Froedert & Community Health
    5.625%, 10/1/14                                  1,000                1,080
    5.625%, 10/1/15                                  1,100                1,182
    5.625%, 10/1/17                                  3,725                3,953
   United Health Group, 5.50%, 12/15/16
    (MBIA Insured)                                   6,540                7,059

Total Wisconsin (Cost  $19,848)                                          20,846


WYOMING  0.7%

Wyoming CDA
  5.30%, 6/1/17                                      4,600                4,864
  5.70%, 12/1/35                                     5,175                5,402

Total Wyoming (Cost  $9,764)                                             10,266


Total Investments in Securities
100.4% of Net Assets (Cost  $1,381,575)                         $     1,507,408


Futures Contracts

                                        Contract    Unrealized
                        Expiration      Value       Gain (Loss)
                        ----------      --------    -----------
                                             In thousands

Short, 150 ten year
U.S. Treasury contracts,
$350,000 par of 7.00%
Nassau County, N.Y.
bonds pledged
as initial margin             6/03     $ (17,306)   $      (82)

Net payments (receipts)
of variation
margin to date                                                               19

Variation margin
receivable (payable)
on open futures contracts                                                   (63)

Other Assets Less Liabilities                                            (6,622)

NET ASSETS                                                      $     1,500,723
                                                                ---------------

Net Assets Consist of:

Undistributed net
investment income (loss)                                        $         2,650

Undistributed net realized
gain (loss)                                                              (1,746)

Net unrealized gain (loss)                                              125,751

Paid-in-capital applicable to
149,367,748 shares of $1.00
par value capital stock
outstanding; 500,000,000
shares authorized                                                     1,374,068

NET ASSETS                                                      $     1,500,723
                                                                ---------------

NET ASSET VALUE PER SHARE

Tax-Free Income shares
($1,500,576,351/149,353,151
shares outstanding)                                             $         10.05
                                                                ---------------

Tax-Free Income-Advisor Class shares
($146,648/14,597
shares outstanding)                                             $         10.05
                                                                ---------------

*    Non-income producing

** All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2003

!    Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

CDA  Community Development Administration

COP  Certificates of Participation

EFA  Educational Facility Authority

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HDA  Housing Development Authority

HEFA Health & Educational Facility Authority

HFA  Health Facility Authority

HFC  Housing Finance Corp.

HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDB  Industrial Development Bond

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

TAN  Tax Anticipation Note

VRDN Variable-Rate Demand Note

XLCA XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                              2/28/03

Investment Income (Loss)

Interest income                                            $   78,050

Expenses
  Investment management                                         6,904
  Shareholder servicing
    Tax-Free Income shares                                        678
  Custody and accounting                                          219
  Prospectus and shareholder reports
    Tax-Free Income shares                                         92
  Registration                                                     48
  Legal and audit                                                  17
  Directors                                                        13
  Proxy and annual meeting                                         11
  Miscellaneous                                                     9
  Total expenses                                                7,991
  Expenses paid indirectly                                         (3)
  Net expenses                                                  7,988
Net investment income (loss)                                   70,062


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                    3,664
  Futures                                                        (457)
  Net realized gain (loss)                                      3,207

Change in net unrealized gain (loss)
  Securities                                                   31,026
  Futures                                                        (157)
  Change in net unrealized gain (loss)                         30,869

Net realized and unrealized gain (loss)                        34,076

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $  104,138
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                   2/28/03              2/28/02

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $        70,062      $        70,606

  Net realized
  gain (loss)                                        3,207               11,949

  Change in net
  unrealized
  gain (loss)                                       30,869                1,181

  Increase (decrease)
  in net assets
  from operations                                  104,138               83,736


Distributions to shareholders

  Net investment income

    Tax-Free Income shares                         (69,358)             (69,975)

    Tax-Free Income-Advisor
    Class shares                                        (2)                  --

  Decrease in net
  assets from
  distributions                                    (69,360)             (69,975)


Capital share transactions *

  Shares sold

    Tax-Free Income shares                         190,501              172,219

    Tax-Free Income-Advisor
    Class shares                                       145                   --


  Distributions reinvested

    Tax-Free Income shares                          46,518               46,777

    Tax-Free Income-Advisor
    Class shares                                         2                   --


  Shares redeemed

    Tax-Free Income shares                        (213,110)            (194,062)

  Increase (decrease)
  in net assets from
  capital share
  transactions                                      24,056               24,934


Net Assets

Increase (decrease)
during period                                       58,834               38,695

Beginning of
period                                           1,441,889            1,403,194

End of
period                                     $     1,500,723      $     1,441,889
                                           -------------------------------------

*Share information

  Shares sold

    Tax-Free Income shares                          19,343               17,664

    Tax-Free Income-Advisor
    Class shares                                        14                   --


  Distributions reinvested

    Tax-Free Income shares                           4,713                4,796


  Shares redeemed

    Tax-Free Income shares                         (21,619)             (19,928)

  Increase (decrease)
  in shares outstanding                              2,451                2,532

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------
                                                               February 28, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, investment-grade municipal securities. The fund has two classes of shares:
Tax-Free Income class, offered since October 26, 1976, and Tax-Free Income-Advisor Class (Advisor Class), which was first offered on September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Class Accounting The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $3,000 for the year ended February 28, 2003.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended February 28, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $343,425,000 and $344,659,000, respectively, for the year ended February 28, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended February 28, 2003 totaled $69,360,000 and were characterized as tax-exempt income for tax purposes. At February 28, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                      $140,352,000

Unrealized depreciation                                       (14,402,000)

Net unrealized
appreciation (depreciation)                                   125,950,000

Undistributed tax-exempt income                                   705,000

Paid-in capital                                             1,374,068,000

Net assets                                                 $1,500,723,000
                                                           --------------

For federal income tax purposes, market discount is recognized as income at the time of sale in the amount of the lesser of gain or scheduled amortization. Accordingly, at February 28, 2003, amortization of $1,945,000 that has been recognized as income for financial reporting purposes is treated as unrealized appreciation for tax purposes.

For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                        $ (204,000)

Undistributed net realized gain                            (3,920,000)

Paid-in capital                                             4,124,000

At February 28, 2003, the cost of investments for federal income tax purposes was $1,381,376,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $537,000.

Through June 30, 2004, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 0.90%. Thereafter, through June 30, 2006, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 0.90% for the Advisor Class.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $563,000 for the year ended February 28, 2003, of which $45,000 was payable at period-end.



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Income Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Free Income Fund, Inc. (the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2003



T. Rowe Price Tax-Free Income Fund
--------------------------------------------------------------------------------

Tax Information (Unaudited) for the Tax Year Ended 2/28/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $3,976,000 from long-term capital gains, subject to the 20% rate gains category,

o    $69,843,000 which qualified as exempt-interest dividends.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price logo icon(registered trademark) INVEST WITH CONFIDENCE

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

                                                                F45-050  2/28/03